DEBT - Amounts Outstanding Under Long Term Debt (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Debt Instrument [Line Items]
Total	$ 120,757,000	$ 120,334,222	$ 7,500,000
Less: current portion	0	0	(3,750,000)
Long-term debt	120,757,000	120,334,222	3,750,000
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Total				$ 7,500,000
Secured Debt | Term Loan, matures August 2025 | Line of Credit
Debt Instrument [Line Items]
Total	43,386,000	43,286,747	0
Convertible Debt | PIPE Convertible Notes
Debt Instrument [Line Items]
Total	$ 77,371,000	$ 77,047,475	$ 0